EQUITY - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) shares yr $ / shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares $ / shares	Mar. 31, 2021 shares	Dec. 31, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares			$ 0.13	$ 0.12
Number of Common Shares Held by the Company	69,921,784	61,032,215	69,921,784	61,032,215	65,816,784	64,197,815	58,434,060	63,417,346
Common equity | $	$ (734)	$ (181)	$ (930)	$ (363)
Common shares
Disclosure of classes of share capital [line items]
Adjusted weighted average number of ordinary shares outstanding	1,587,363,144		1,587,363,144			1,573,696,358
Class B shares | Common shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	85,120		85,120
Equity-Settled Share-Based Payment Arrangement | Management Share Option Plan
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement	4,200,000			5,200,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 43.43			$ 43.43
Option life, share options granted | yr	7.5
Expected volatility, share options granted	24.40%
Weighted average expected dividend yield, annual	1.70%
Risk-free rate	1.00%
Liquidity Discount	25.00%
Equity-Settled Share-Based Payment Arrangement | Escrowed Stock Plan
Disclosure of classes of share capital [line items]
Option life, share options granted | yr	7.5
Expected volatility, share options granted	24.40%
Weighted average expected dividend yield, annual	1.70%
Risk-free rate	1.00%
Liquidity Discount	25.00%
Equity-Settled Share-Based Payment Arrangement | Executives [Member] | Top of range | Management Share Option Plan | Common Class A
Disclosure of classes of share capital [line items]
Share based compensation, vesting period			5 years
Share-Based Compensation Arrangement by Share-based Payment Award, Number of Shares Granted			10
Reinsurance
Disclosure of classes of share capital [line items]
Special Dividends | $	$ 538		$ 538